Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) item payment	Mar. 31, 2021 USD ($) item payment	Mar. 31, 2020 CNY (¥) payment	Mar. 31, 2019 CNY (¥) payment	Mar. 31, 2021 USD ($)	Apr. 01, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Estimated useful life of the operating rights	30 years	30 years
Impairment of long-lived assets	¥ 0		¥ 0	¥ 0
Agreement with customers, blood storage period	18 years	18 years
Number of promised services | item	2	2
Value-added tax rate (as a percent)	6.00%	6.00%
Number of performance obligations under the Agreement | item	2	2
Number of customer payment options | payment	3	3	3	3
Advertising and promotion costs	¥ 54,441	$ 8,309	¥ 49,392	¥ 39,586
Number of operating segments | item	1	1
Equity	¥ 4,388,451		3,888,491	3,422,762	$ 669,808		¥ 3,118,742
Cumulative effect of accounting change	(4,388,451)		(3,888,491)	(3,422,762)	(669,808)		(3,118,742)
Operating lease right-of-use assets	5,039		4,548		769
Operating lease liabilities	1,783		3,499		272
Accumulated other comprehensive losses
Equity	(103,179)		(94,663)	(88,738)	(15,748)		(54,654)
Cumulative effect of accounting change	103,179		94,663	88,738	15,748		54,654
Retained earnings
Equity	2,386,187		1,877,940	1,407,223	364,203		1,116,873
Cumulative effect of accounting change	¥ (2,386,187)		¥ (1,877,940)	¥ (1,407,223)	$ (364,203)		¥ (1,116,873)
Topic 842
Operating lease right-of-use assets						¥ 6,883
Operating lease liabilities						5,758
Topic 842 | Retained earnings
Equity						0
Cumulative effect of accounting change						¥ 0